Statements of Cash Flows - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities
Net income (loss)	$ (2,633,699)	$ 9,759,713
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on marketable securities, dividends and interest, held in Trust Account	(20,844)	(2,395,202)
Transaction costs allocated to derivative warrant liability	396,497
Formation costs funded by note payable through Sponsor	22,347
Gain on settlement of underwriting fees		(202,458)
Change in fair value of derivative liabilities	1,978,800	(11,625,960)
Formation costs paid in exchange for issuance of ordinary shares	20,421
Changes in operating assets and liabilities:
Prepaid and other assets	(702,920)	390,272
Accounts payable	2,810	673,842
Accrued expenses	97,074	2,953,176
Net cash provided by (used in) operating activities	(839,514)	(446,617)
Cash Flows from Investing Activities
Investment of cash into Trust Account	(232,300,000)
Net cash provided by investing activities	(232,300,000)
Cash Flows from Financing Activities
Proceeds from promissory note payable - related party	65,000
Repayment of promissory note payable - related party	(5,000)	(8,461)
Proceeds from sale of Class A ordinary shares, gross	230,000,000
Proceeds from sale of Private Placement Warrants	8,900,000
Offering costs paid	(5,317,282)
Net cash used in financing activities	233,642,718	(8,461)
Net decrease in cash	503,204	(455,078)
Cash - beginning of period		503,204
Cash - end of period	503,204	48,126
Supplemental disclosure of noncash investing and financing activities:
Initial Class A shares subject to possible redemption	202,381,098
Remeasurement of Class A shares to redemption value	29,918,902	2,316,046
Offering costs included in accrued expenses	83,237
Offering costs paid through promissory note - related party	126,114
Offering costs paid through prepaid legal expense funded by sponsor	4,579
Offering costs on Founder Shares offered to Anchor Investors	8,306,250
Deferred legal fees	343,437
Deferred underwriting fees payable	8,050,000
Initial derivative warrant liabilities	10,261,200
Gain on settlement of underwriting fees		$ (7,847,542)